Quarterly Report
December 31, 2023
MFS®  International New Discovery Fund
MIO-Q1

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 1.0%
Babcock International Group PLC	1,393,969	$7,018,449
LISI Group	516,538	13,457,478
MTU Aero Engines Holding AG	43,988	9,481,448
Singapore Technologies Engineering Ltd.	11,019,700	32,480,874
		$62,438,249
Airlines – 0.5%
Enav S.p.A.	5,015,769	$19,025,676
Mainfreight Ltd.	304,373	13,333,971
		$32,359,647
Alcoholic Beverages – 0.6%
Carlsberg Group	132,479	$16,613,091
China Resources Beer Holdings Co. Ltd.	5,752,000	25,192,854
		$41,805,945
Apparel Manufacturers – 0.8%
Burberry Group PLC	511,400	$9,230,281
Coats Group PLC	5,250,030	5,179,570
Eclat Textile Co. Ltd.	1,875,000	34,334,729
		$48,744,580
Automotive – 2.0%
ARB Corp. (l)	439,880	$10,779,234
Cie Plastic Omnium S.A.	319,197	4,228,530
Daikyonishikawa Corp.	332,421	1,612,596
Hero MotoCorp Ltd.	409,610	20,376,453
Koito Manufacturing Co. Ltd.	1,291,600	20,129,723
Mahindra & Mahindra Ltd.	922,321	19,168,250
Niterra Co. Ltd.	575,400	13,666,770
Stanley Electric Co. Ltd.	577,931	10,874,120
TS Tech Co. Ltd.	997,300	12,066,623
USS Co. Ltd.	472,300	9,499,594
Vitesco Technologies Group AG (a)	36,292	3,764,866
		$126,166,759
Biotechnology – 0.5%
Virbac S.A.	88,791	$35,238,487
Broadcasting – 0.5%
4imprint Group PLC	83,520	$4,865,166
Nippon Television Holdings, Inc.	767,100	8,375,535
TBS Holdings, Inc.	891,400	18,959,635
		$32,200,336
Brokerage & Asset Managers – 2.4%
B3 S.A. - Brasil Bolsa Balcao	3,732,700	$11,180,580
Bolsa Mexicana de Valores S.A. de C.V.	7,293,600	15,093,169
Euronext N.V.	248,389	21,566,541
Hargreaves Lansdown PLC	1,312,899	12,283,393
IPH Ltd.	7,236,284	31,608,772
JAFCO Group Co. Ltd.	197,100	2,306,489
Japan Exchange Group, Inc.	145,300	3,073,971
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	0
Omni Bridgeway Ltd. (a)	6,690,332	6,177,617
Partners Group Holding AG	3,784	5,457,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Pinnacle Investment Management Group Ltd.	1,139,173	$7,824,998
Rathbones Group PLC	786,718	17,468,604
TMX Group Ltd.	955,730	23,116,974
		$157,158,562
Business Services – 6.8%
AEON Delight Co. Ltd.	295,700	$7,465,901
Amadeus Fire AG	135,656	18,420,165
Bunzl PLC	774,450	31,490,171
Central Automotive Products Ltd.	47,300	1,397,195
Compass Group PLC	1,132,372	30,974,892
Comture Corp.	312,200	4,094,027
Doshisha Co. Ltd.	141,800	2,095,824
Eurofins Scientific SE	44,582	2,902,777
Fullcast Holdings Co. Ltd.	747,500	9,717,500
Gruppo Mutuionline S.p.A.	193,322	6,808,029
Imdex Ltd.	12,787,030	16,425,365
Intertek Group PLC	467,610	25,307,820
Iwatani Corp.	493,800	22,529,187
Johnson Service Group PLC	1,653,421	2,984,267
Karnov Group AB (a)	1,032,083	5,679,191
NS Solutions Corp.	3,613,300	117,240,053
Pasona Group, Inc.	612,500	11,476,773
RS Group PLC	4,545,508	47,487,065
San-Ai Obbli Co. Ltd.	3,112,500	35,451,596
SCSK Corp.	526,200	10,434,434
Sohgo Security Services Co. Ltd.	2,845,000	16,367,830
TIS, Inc.	546,200	12,035,769
		$438,785,831
Chemicals – 0.9%
Borregaard ASA	289,569	$4,885,100
IMCD Group N.V.	166,383	28,938,550
JCU Corp.	740,200	20,893,589
KH Neochem Co. Ltd. (l)	409,600	6,591,364
		$61,308,603
Computer Software – 3.2%
ARGO GRAPHICS, Inc.	688,500	$17,896,117
Douzone Bizon Co. Ltd. (a)	447,057	10,019,625
OBIC Business Consultants Co. Ltd.	91,900	4,203,936
OBIC Co. Ltd.	581,300	100,160,876
Oracle Corp. Japan	174,900	13,483,426
PCA Corp. (h)	1,398,900	11,161,436
Sage Group PLC	679,854	10,160,603
Temairazu, Inc. (l)	261,400	5,598,780
Totvs S.A.	1,943,000	13,475,723
Wisetech Global Ltd.	355,979	18,283,397
		$204,443,919
Computer Software - Systems – 2.6%
Alten S.A.	87,853	$13,054,224
Amadeus IT Group S.A.	448,964	32,156,722
Cancom SE	347,704	11,346,542
DTS Corp.	783,500	19,587,500
Elecom Co. Ltd.	850,200	10,588,306
Kardex Holding AG	98,761	25,598,832
Pole To Win Holdings, Inc.	1,706,900	5,847,040
Temenos AG	86,543	8,048,741

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Toshiba Tec Corp.	209,700	$4,344,211
Venture Corp. Ltd.	3,703,700	38,194,626
		$168,766,744
Conglomerates – 0.3%
Ansell Ltd.	1,061,273	$18,210,289
Construction – 3.8%
Bellway PLC	425,242	$13,919,452
Breedon Group PLC	12,128,792	55,965,073
Fletcher Building Ltd. (l)	3,298,000	9,911,131
Forterra PLC (h)	14,582,719	32,863,342
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,164,739	13,723,631
James Hardie Industries PLC, GDR (a)	320,189	12,325,711
Kingspan Group PLC	34,600	2,994,619
Marshalls PLC	748,262	2,664,839
PT Indocement Tunggal Prakarsa Tbk	24,754,200	15,112,650
Reliance Worldwide Corp.	4,834,770	14,595,317
Rinnai Corp.	269,700	6,250,919
Techtronic Industries Co. Ltd.	3,343,500	39,842,822
Toto Ltd.	145,700	3,836,767
Zhejiang Supor Co. Ltd.	2,746,502	20,528,478
		$244,534,751
Consumer Products – 1.8%
Amorepacific Corp. (a)	208,183	$23,350,137
Dabur India Ltd.	2,506,366	16,782,649
Essity AB	864,312	21,423,451
Kobayashi Pharmaceutical Co. Ltd.	348,700	16,792,007
Lion Corp. (l)	1,082,500	10,045,754
Mitsubishi Pencil Co. Ltd. (l)	231,500	3,424,886
Pigeon Corp. (l)	945,800	10,893,469
PZ Cussons PLC	364,404	711,595
Uni-Charm Corp.	371,500	13,431,965
		$116,855,913
Consumer Services – 1.9%
Afya Ltd. (a)	300,419	$6,588,189
Asante, Inc.	170,200	1,997,738
Carsales.com Ltd.	623,600	13,233,012
Heian Ceremony Service Co.	363,967	2,031,504
Localiza Rent a Car S.A.	714,947	9,360,719
Meitec Group Holdings, Inc.	1,115,700	22,369,389
Park24 Co. Ltd. (a)	358,200	4,589,279
Seek Ltd.	762,170	13,883,047
Trip.com Group Ltd. (a)	778,481	27,675,780
Webjet Ltd. (a)	3,724,616	18,629,944
		$120,358,601
Containers – 2.3%
CCL Industries, Inc.	218,605	$9,831,079
Huhtamaki Oyj	615,309	24,949,601
Mayr-Melnhof Karton AG	133,652	18,679,213
Toyo Seikan Group Holdings Ltd.	903,900	14,661,130
Verallia	1,448,990	55,762,492
Viscofan S.A.	372,627	22,048,981
Winpak Ltd.	20,234	624,558
		$146,557,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.5%
Advantech Co. Ltd.	1,194,843	$14,482,710
Bharat Heavy Electricals Ltd.	7,680,004	17,863,211
Cembre S.p.A.	542,000	22,258,282
Halma PLC	583,759	16,994,979
Legrand S.A.	395,701	41,106,091
LS Electric Co. Ltd. (a)	359,299	20,330,600
Sagami Rubber Industries Co. Ltd.	264,700	1,687,697
TAKUMA Co. Ltd.	969,000	12,294,617
Voltronic Power Technology Corp.	292,659	16,306,248
		$163,324,435
Electronics – 3.8%
Amano Corp.	246,720	$5,847,789
ASM International N.V.	36,541	18,957,519
ASM Pacific Technology Ltd.	3,681,000	35,119,997
Chroma Ate, Inc.	4,346,000	30,162,363
Fukui Computer Holdings, Inc.	205,100	3,665,617
INTER ACTION Corp.	467,700	3,592,334
Melexis N.V.	74,209	7,475,476
Realtek Semiconductor Corp.	1,212,000	18,620,029
Samsung Electro-Mechanics Co. Ltd. (a)	109,335	12,955,314
Silergy Corp.	1,629,000	26,539,157
Silicon Motion Technology Corp., ADR	482,780	29,579,931
Tripod Technology Corp.	3,260,000	20,713,250
WIN Semiconductors Corp.	3,477,000	18,013,489
Zuken, Inc.	559,300	16,025,333
		$247,267,598
Energy - Integrated – 0.5%
Capricorn Energy PLC	171,560	$370,880
Galp Energia SGPS S.A., “B”	2,055,806	30,275,224
		$30,646,104
Engineering - Construction – 1.8%
Comsys Holdings Corp.	384,800	$8,487,433
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	3,931,298	15,610,825
Doosan Bobcat, Inc.	423,959	16,524,126
JGC Holdings Corp.	2,548,900	29,420,814
Prologis Property Mexico S.A. de C.V., REIT	2,343,329	11,143,267
Samsung Engineering Co. Ltd. (a)	646,131	14,492,761
Technip Energies N.V.	974,883	22,772,860
		$118,452,086
Entertainment – 1.6%
CTS Eventim AG	783,623	$54,154,046
Lottery Corp. Ltd.	4,411,000	14,548,440
Toei Co. Ltd.	79,400	11,448,241
Toho Co. Ltd.	605,800	20,489,789
		$100,640,516
Food & Beverages – 6.6%
ARIAKE JAPAN Co. Ltd.	854,200	$28,140,135
AVI Ltd.	4,898,674	21,978,088
Bakkafrost P/f	571,334	29,916,602
Britvic PLC	1,256,810	13,464,750
Cranswick PLC	1,109,275	53,842,736
Ezaki Glico Co. Ltd. (l)	454,000	13,442,908
Greencore Group PLC (a)	1,183,806	1,455,371
Gruma S.A.B. de C.V.	896,503	16,426,473

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kato Sangyo Co. Ltd. (l)	711,700	$23,193,344
Kerry Group PLC	206,732	17,951,926
Morinaga & Co. Ltd.	1,538,000	27,907,610
Orion Corp. (a)	383,766	34,408,271
S Foods, Inc.	841,000	19,653,156
Shenguan Holdings Group Ltd.	13,203,505	465,002
T. Hasegawa Co. Ltd. (h)	2,915,800	64,209,638
Takasago International Corp.	161,300	3,992,461
Tate & Lyle PLC	376,983	3,166,636
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	16,500,439
Toyo Suisan Kaisha Ltd.	286,400	14,787,177
Universal Robina Corp.	11,928,240	25,461,273
		$430,363,996
Food & Drug Stores – 1.3%
DFI Retail Group Holdings Ltd.	6,359,109	$15,261,862
JM Holdings Co. Ltd.	253,700	3,989,028
Nahdi Medical Co.	244,824	8,944,237
Patlac Corp.	463,300	14,667,881
SAN-A Co. Ltd.	87,700	2,833,145
Sendas Distribuidora S.A.	1,763,500	4,911,922
Spencer's Retail Ltd. (a)	723,473	936,795
Sugi Holdings Co. Ltd.	234,200	10,766,556
Sundrug Co. Ltd.	769,800	24,742,791
		$87,054,217
Forest & Paper Products – 0.3%
Sakata Seed Corp.	181,300	$5,033,968
Suzano S.A.	1,128,500	12,923,760
		$17,957,728
Furniture & Appliances – 1.1%
Howden Joinery Group PLC	2,042,505	$21,181,905
Paramount Bed Holdings Co. Ltd.	1,473,800	28,963,828
SEB S.A.	142,991	17,837,606
Zojirushi Corp.	177,300	1,874,853
		$69,858,192
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	136,203	$24,201,395
Shangri-La Asia Ltd. (a)	29,944,000	20,554,503
		$44,755,898
General Merchandise – 1.3%
B&M European Value Retail S.A.	2,700,431	$19,282,669
Dollarama, Inc.	841,907	60,672,201
Seria Co. Ltd.	183,200	3,415,835
		$83,370,705
Insurance – 2.1%
Admiral Group PLC	212,870	$7,282,625
AUB Group Ltd.	1,891,898	35,776,240
Hiscox Ltd.	1,978,378	26,579,135
Samsung Fire & Marine Insurance Co. Ltd. (a)	96,292	19,638,112
Steadfast Group Ltd.	8,624,211	34,203,957
Unipol Gruppo S.p.A.	1,962,447	11,183,181
		$134,663,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.0%
Auto Trader Group PLC	792,394	$7,286,321
Digital Garage, Inc.	471,000	12,242,660
Kakaku.com, Inc.	841,200	10,416,562
MakeMyTrip Ltd. (a)	704,685	33,106,101
Moneysupermarket.com Group PLC	4,787,463	17,098,756
Proto Corp.	1,137,400	10,906,133
Rakuten Group, Inc. (l)	119,300	531,350
Rightmove PLC	2,482,848	18,216,372
Scout24 AG	286,213	20,272,304
		$130,076,559
Leisure & Toys – 0.8%
DeNA Co. Ltd.	339,900	$3,319,449
GungHo Online Entertainment, Inc. (l)	135,000	2,251,436
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	3,024,738
NCSoft Corp. (a)	66,779	12,388,604
Thule Group AB	324,395	8,828,672
VTech Holdings Ltd.	3,136,965	18,941,909
		$48,754,808
Machinery & Tools – 5.6%
Aalberts Industries N.V.	241,059	$10,447,757
AirTAC International Group	555,000	18,264,610
Azbil Corp.	820,800	27,162,077
Carel Industries S.p.A.	195,757	5,359,427
DAIFUKU Co. Ltd.	254,100	5,140,569
Finning International, Inc.	353,723	10,229,550
Fuji Seal International, Inc.	1,662,300	20,206,966
Fujitec Co. Ltd.	633,600	16,069,174
Fukushima Galilei Co. Ltd.	610,000	21,112,057
GEA Group AG	1,208,466	50,281,703
Haitian International Holdings Ltd.	9,977,000	24,685,361
Interpump Group S.p.A.	91,030	4,710,087
METAWATER Co. Ltd.	1,086,000	16,844,553
MISUMI Group, Inc.	225,900	3,828,284
MonotaRO Co. Ltd. (l)	1,165,500	12,725,442
Nabtesco Corp. (l)	815,900	16,650,725
Nissei ASB Machine Co. Ltd.	151,400	4,724,539
Obara Group, Inc.	128,500	3,440,337
Rational AG	3,717	2,870,316
Rotork PLC	2,206,516	9,101,365
Seven Group Holdings Ltd.	980,316	24,650,541
Shima Seiki Manufacturing Ltd.	191,900	2,075,514
SIG Combibloc Group AG	1,174,684	27,025,903
Spirax-Sarco Engineering PLC	110,367	14,778,360
VAT Group AG	24,615	12,336,035
		$364,721,252
Major Banks – 0.7%
Kyoto Financial Group, Inc.	2,302,800	$35,873,051
Resona Holdings, Inc.	1,808,500	9,190,002
		$45,063,053
Medical & Health Technology & Services – 1.6%
ARATA Corp.	296,800	$6,546,440
Arvida Group Ltd.	9,909,956	6,891,037
AS ONE Corp.	441,600	17,538,723
BML, Inc.	883,400	18,795,745
Burning Rock Biotech Ltd., ADR (a)	285,384	265,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
DKSH Holding Ltd.	45,850	$3,183,687
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	10,122,785
Hapvida Participacoes e Investimentos S.A. (a)	7,727,600	7,079,179
ICON PLC (a)	38,183	10,808,462
Medipal Holdings Corp.	724,100	11,737,096
Ryman Healthcare Ltd. (a)	2,130,319	7,945,419
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,605,276	5,445,938
		$106,359,918
Medical Equipment – 3.9%
ConvaTec Group PLC	3,915,066	$12,186,408
Demant A.S. (a)	201,089	8,814,599
Eiken Chemical Co. Ltd.	949,700	11,510,903
Fukuda Denshi Co. Ltd.	625,400	32,689,347
Gerresheimer AG	544,122	56,674,487
Hogy Medical Co. Ltd.	79,600	2,040,808
JEOL Ltd.	172,200	7,559,702
Nakanishi, Inc.	1,481,300	24,908,952
Nihon Kohden Corp.	521,600	16,509,935
Shimadzu Corp.	624,700	17,465,017
Smith & Nephew PLC	2,044,371	28,104,173
Sonova Holding AG	89,327	29,143,724
Straumann Holding AG	14,282	2,302,645
Tecan Group AG	8,573	3,500,349
		$253,411,049
Metals & Mining – 0.6%
Iluka Resources Ltd.	2,312,804	$10,401,998
MOIL Ltd.	1,924,421	7,146,007
PT United Tractors Tbk	14,165,800	20,815,823
		$38,363,828
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	6,976,000	$22,870,667
DCC PLC	288,017	21,212,244
Italgas S.p.A.	5,939,723	33,966,074
		$78,048,985
Natural Gas - Pipeline – 0.3%
APA Group	2,924,114	$17,017,124
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	678,100	$10,589,902
Oil Services – 0.4%
ADNOC Drilling Co. PJSC	9,975,494	$10,266,794
Tenaris S.A., ADR	436,499	15,172,705
		$25,439,499
Other Banks & Diversified Financials – 4.6%
Abu Dhabi Islamic Bank PJSC	2,566,770	$7,072,551
AEON Financial Service Co. Ltd.	2,490,600	22,344,745
AEON Thana Sinsap Public Co. Ltd.	2,563,700	12,017,637
Allfunds Group PLC	899,818	6,382,300
Banco Santander Chile S.A.	158,001,165	7,711,660
Chiba Bank Ltd.	1,454,051	10,503,198
Credicorp Ltd.	70,794	10,614,144
E.Sun Financial Holding Co. Ltd.	12,818,678	10,776,035
Federal Bank Ltd.	8,385,754	15,735,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
FinecoBank S.p.A.	1,097,868	$16,464,903
Hachijuni Bank Ltd.	3,710,800	20,677,841
Iress Ltd.	1,560,926	8,669,098
Julius Baer Group Ltd.	283,342	15,884,401
Jyske Bank A.S.	285,747	20,480,926
Komercni Banka A.S.	465,360	15,075,885
Metropolitan Bank & Trust Co.	27,226,417	25,222,848
Shizuoka Financial Group, Inc.	3,838,300	32,530,273
Shriram Transport Finance Ltd.	1,373,867	33,900,180
Zenkoku Hosho Co. Ltd.	180,300	6,796,415
		$298,860,847
Pharmaceuticals – 1.5%
Daito Pharmaceutical Co. Ltd.	696,190	$9,405,971
Hypera S.A.	737,124	5,424,939
Ipca Laboratories Ltd.	2,191,545	29,316,289
Kalbe Farma Tbk PT	224,705,600	23,496,526
Santen Pharmaceutical Co. Ltd.	2,042,300	20,350,578
Suzuken Co. Ltd./Aichi Japan	339,200	11,232,091
		$99,226,394
Pollution Control – 0.9%
ALS Ltd.	1,637,580	$14,339,686
Daiseki Co. Ltd.	1,584,940	44,007,377
		$58,347,063
Precious Metals & Minerals – 0.6%
Agnico Eagle Mines Ltd.	667,756	$36,611,806
Printing & Publishing – 0.5%
China Literature Ltd. (a)	2,235,200	$8,315,625
Wolters Kluwer N.V.	146,883	20,868,897
		$29,184,522
Railroad & Shipping – 0.3%
Sankyu, Inc.	610,100	$22,417,930
Real Estate – 3.9%
Aldar Properties PJSC	9,738,995	$14,186,542
Big Yellow Group PLC, REIT	958,327	14,927,115
CapitaLand India Trusts IEU, REIT	22,830,059	19,720,604
CapitaLand Investment Ltd.	14,607,900	34,977,052
Cedar Woods Properties Ltd.	2,256,844	7,674,252
City Developments Ltd.	2,898,600	14,605,562
Embassy Office Parks REIT	3,371,200	13,152,395
LEG Immobilien SE (a)	527,051	46,151,387
Midland Holdings Ltd. (a)(h)	43,113,000	2,705,432
Rural Funds Group, REIT	5,967,623	8,621,270
Shaftesbury Capital PLC, REIT	4,450,039	7,833,366
Swire Properties Ltd.	11,967,000	24,214,459
TAG Immobilien AG (a)	253,019	3,685,632
Unite Group PLC, REIT	3,108,361	41,364,036
		$253,819,104
Restaurants – 2.1%
Cafe de Coral Holdings Ltd.	16,092,000	$18,568,089
Domino's Pizza Enterprises Ltd.	412,886	16,583,427
Greggs PLC	1,200,868	39,828,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – continued
Sodexo	572,423	$62,952,506
		$137,932,482
Specialty Chemicals – 4.8%
Air Water, Inc.	783,300	$10,702,322
Croda International PLC	741,162	47,708,469
Essentra PLC	12,402,519	26,811,845
Japan Pure Chemical Co. Ltd.	41,700	718,955
Kansai Paint Co. Ltd.	1,037,000	17,717,255
Kureha Corp.	411,000	8,394,894
Nihon Parkerizing Co. Ltd.	1,049,600	8,471,240
Nitto Denko Corp.	144,400	10,804,397
NOF Corp.	320,000	15,900,142
Sika AG	121,818	39,642,811
SK KAKEN Co. Ltd.	590,500	31,242,057
Symrise AG	829,055	91,194,043
Taisei Lamick Co. Ltd.	219,800	4,519,150
		$313,827,580
Specialty Stores – 2.0%
Just Eat Takeaway.com (a)	1,269,058	$19,308,259
Just Eat Takeaway.com (a)(l)	75,723	1,176,583
Kitanotatsujin Corp. (l)	1,132,600	1,710,949
Multiplan Empreendimentos Imobiliarios S.A.	3,773,398	22,076,740
Nick Scali Ltd.	1,081,696	9,081,340
Nishimatsuya Chain Co. Ltd.	1,316,100	19,330,802
Ryohin Keikaku Co. Ltd.	610,600	10,217,806
Shimamura Co. Ltd.	52,800	5,901,617
ZOZO, Inc.	1,800,400	40,540,922
		$129,345,018
Telecommunications - Wireless – 1.4%
Cellnex Telecom S.A.	1,402,333	$55,205,443
Etihad Etisalat Co.	1,366,462	17,873,323
Infrastrutture Wireless Italiane S.p.A.	1,249,006	15,787,720
		$88,866,486
Telephone Services – 0.4%
Helios Towers PLC (a)	3,910,243	$4,435,930
Hellenic Telecommunications Organization S.A.	1,037,138	14,769,836
NOS, SGPS S.A.	2,166,413	7,653,157
		$26,858,923
Trucking – 1.3%
Freightways Group Ltd.	2,282,376	$12,263,834
Hamakyorex Co. Ltd.	114,900	3,239,202
Seino Holdings Co. Ltd.	1,909,900	28,960,044
Senko Group Holdings Co. Ltd.	657,300	5,323,664
SG Holdings Co. Ltd.	1,043,800	14,983,342
Trancom Co. Ltd.	95,100	4,842,681
Yamato Holdings Co. Ltd.	844,600	15,607,129
		$85,219,896
Utilities - Electric Power – 0.6%
CESC Ltd.	25,341,562	$40,350,987
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	27,285,184	$8,814,160
Total Common Stocks		$6,331,818,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.1%
Metals & Mining – 0.1%
Gerdau S.A.	1,474,525	$7,212,351
	Strike Price	First Exercise
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 2/29/2024) (a)	BRL 45.35	12/27/23	2,565	$10,561

Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.42% (v)	132,103,460	$132,129,881
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund-Class IM Shares, 5.3% (j)	7,441,197	$7,441,197

Other Assets, Less Liabilities – (0.1)%		(3,777,111)
Net Assets – 100.0%		$6,474,835,049
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $243,069,729 and $6,235,542,431, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,961,149,688	$—	$—	$1,961,149,688
United Kingdom	785,089,488	—	—	785,089,488
Australia	383,544,076	—	—	383,544,076
Germany	368,296,939	—	—	368,296,939
France	290,879,592	—	—	290,879,592
India	247,835,124	—	—	247,835,124
Taiwan	237,792,551	—	—	237,792,551
Hong Kong	175,209,073	—	—	175,209,073
Switzerland	172,124,582	—	—	172,124,582
Other Countries	1,540,994,782	176,125,187	0	1,717,119,969
Mutual Funds	139,571,078	—	—	139,571,078
Total	$6,302,486,973	$176,125,187	$0	$6,478,612,160
For further information regarding security characteristics, see the Portfolio of Investments. At December 31, 2023, the fund held one level 3 security valued at $0, which was also held and valued at $0 at September 30, 2023.
(2) Securities Lending Collateral
At December 31, 2023, the value of securities loaned was $55,960,268. These loans were collateralized by cash of $7,441,197 and U.S. Treasury Obligations (held by the lending agent) of $51,794,740.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$26,475,055	$—	$—	$—	$6,388,287	$32,863,342
MFS Institutional Money Market Portfolio	276,572,732	309,362,110	453,797,054	11,884	(19,791)	132,129,881
Midland Holdings Ltd.	3,358,332	—	—	—	(652,900)	2,705,432
PCA Corp.	11,308,025	—	—	—	(146,589)	11,161,436
T. Hasegawa Co. Ltd.	63,849,170	—	4,703,917	209,864	4,854,521	64,209,638
	$381,563,314	$309,362,110	$458,500,971	$221,748	$10,423,528	$243,069,729
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	3,028,119	—
Midland Holdings Ltd.	—	—
PCA Corp.	—	—
T. Hasegawa Co. Ltd.	—	—
	$3,028,119	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2023, are as follows:
Japan	30.3%
United Kingdom	12.1%
Australia	5.9%
Germany	5.7%
France	4.5%
India	3.8%
Taiwan	3.7%
Hong Kong	2.7%
Switzerland	2.7%
Other Countries	28.6%
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.